Asbestos - Asbestos-Related Assets and Liabilities (Detail) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Insurance [Abstract]
Asbestos liability – current	$ (114,100,000)	$ (116,400,000)
Asbestos liability – non-current	(1,101,000,000)	(1,043,300,000)
Asbestos liability – Total	(1,215,100,000)	(1,159,700,000)
Insurance receivable – current	5,100,000	5,700,000
Insurance receivable – non-current	52,800,000	58,100,000
Insurance receivable – Total	57,900,000	63,800,000
Workers’ compensation asset – current	2,100,000	2,900,000
Workers’ compensation asset – non-current	28,800,000	40,400,000
Workers’ compensation liability – current	(2,100,000)	(2,900,000)
Workers’ compensation liability – non-current	(28,800,000)	(40,400,000)
Workers’ compensation – Total	0	0
Loan facility	0	(52,400,000)
Other net liabilities	(2,200,000)	(1,600,000)
Restricted cash and cash equivalents of AICF	26,600,000	108,900,000
Restricted short-term investments of AICF	38,400,000	0
Net Unfunded AFFA liability	(1,094,400,000)	(1,041,000,000)
Deferred income taxes – non-current	382,900,000	356,600,000
Income tax payable	21,100,000	16,800,000
Net Unfunded AFFA liability, net of tax	$ (690,400,000)	$ (667,600,000)